UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

[INSERT—JPMorgan Growth Advantage Fund for quarter ending March 31, 2007]

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 2.9%
8	Boeing Co.	667
8	General Dynamics Corp.	596
8	Precision Castparts Corp.	869

		2,132

	Auto Components — 1.1%
52	Gentex Corp.	848

	Biotechnology — 1.9%
16	Celgene Corp. (a)	855
7	Gilead Sciences, Inc. (a)	539

		1,394

	Capital Markets — 5.6%
4	Affiliated Managers Group, Inc. (a)	428
14	Fortress Investment Group LLC, Class A,	396
15	Investment Technology Group, Inc. (a)	600
11	Lazard Ltd., Class A (Bermuda)	554
10	Morgan Stanley	764
10	State Street Corp.	635
17	T. Rowe Price Group, Inc.	797

		4,174

	Commercial Banks — 1.4%
19	Wells Fargo & Co.	637
5	Zions Bancorporation	431

		1,068

	Commercial Services & Supplies — 2.7%
15	Corrections Corp. of America (a)	787
9	Stericycle, Inc. (a)	701
18	Waste Connections, Inc. (a)	534

		2,022

	Communications Equipment — 6.1%
73	Cisco Systems, Inc. (a)	1,853
24	Corning, Inc. (a)	543
14	Harris Corp.	734
20	Polycom, Inc. (a)	670
5	Research In Motion Ltd. (Canada) (a)	710

		4,510

	Computers & Peripherals — 4.4%
10	Apple, Inc. (a)	971
28	Hewlett-Packard Co.	1,112
14	SanDisk Corp. (a)	617
25	Seagate Technology (Cayman Islands)	585

		3,285

	Construction & Engineering — 0.8%
24	Quanta Services, Inc. (a)	600

	Diversified Consumer Services — 1.4%
40	INVESTools, Inc. (a)	562
6	ITT Educational Services, Inc. (a)	456

		1,018

	Diversified Financial Services — 1.5%
3	IntercontinentalExchange, Inc. (a)	354
33	Marlin Business Services Corp. (a)	722

		1,076

	Diversified Telecommunication Services — 2.0%
20	AT&T, Inc. (m)	773
34	Time Warner Telecom, Inc., Class A (a)	696

		1,469

	Electrical Equipment — 3.9%
27	General Cable Corp. (a)	1,440
26	Roper Industries, Inc.	1,438

		2,878

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 1.3%
15	Amphenol Corp., Class A	982

	Energy Equipment & Services — 1.9%
11	Cameron International Corp. (a)	685
10	Schlumberger Ltd.	684

		1,369

	Food & Staples Retailing — 1.1%
23	CVS/Caremark Corp.	780

	Gas Utilities — 0.8%
6	Questar Corp.	562

	Health Care Equipment & Supplies — 1.2%
11	DJO, Inc. (a)	407
6	Idexx Laboratories, Inc. (a)	491

		898

	Health Care Providers & Services — 5.8%
13	DaVita, Inc. (a)	689
42	Gentiva Health Services, Inc. (a)	845
26	Lincare Holdings, Inc. (a)	960
15	Medco Health Solutions, Inc. (a)	1,103
18	VCA Antech, Inc. (a)	657

		4,254

	Health Care Technology — 1.0%
13	Cerner Corp. (a)	713

	Hotels, Restaurants & Leisure — 3.2%
39	Burger King Holdings, Inc.	832
14	International Game Technology	553
25	Melco PBL Entertainment Macau Ltd. ADR (Hong Kong) (a)	410
20	Tim Hortons, Inc. (Canada)	602

		2,397

	Household Durables — 0.6%
9	Garmin Ltd. (Cayman Islands)	471

	Insurance — 1.6%
7	Everest Re Group Ltd. (Bermuda)	683
18	Security Capital Assurance Ltd. (Bermuda)	505

		1,188

	Internet & Catalog Retail — 1.1%
16	Priceline.com, Inc. (a)	836

	Internet Software & Services — 3.1%
5	Akamai Technologies, Inc. (a)	265
9	Digital River, Inc. (a)	519
3	Google, Inc., Class A (a)	1,512

		2,296

	IT Services — 4.7%
16	Alliance Data Systems Corp. (a)	1,007
7	Cognizant Technology Solutions Corp., Class A (a)	574
28	Isilon Systems, Inc. (a)	446
40	VeriFone Holdings, Inc. (a)	1,466

		3,493

	Life Sciences Tools & Services — 1.8%
9	Covance, Inc. (a)	516
37	Enzo Biochem, Inc. (a)	554
10	Illumina, Inc. (a)	287

		1,357

	Marine — 0.7%
17	American Commercial Lines, Inc. (a)	547

	Media — 4.4%
29	Comcast Corp., Class A (a)	747
23	DreamWorks Animation SKG, Inc., Class A (a)	713
47	News Corp., Class B	1,153
19	Walt Disney Co. (The)	654

		3,267

	Multiline Retail — 1.8%
15	Dollar Tree Stores, Inc. (a)	570
37	Saks, Inc.	763

		1,333

	Office Electronics — 0.7%
13	Zebra Technologies Corp., Class A (a)	514

	Oil, Gas & Consumable Fuels — 3.5%
22	Forest Oil Corp. (a)	721

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

15	Quicksilver Resources, Inc. (a)	576
14	Southwestern Energy Co. (a)	578
13	XTO Energy, Inc.	729

		2,604

	Personal Products — 0.8%
16	Bare Escentuals, Inc. (a)	585

	Pharmaceuticals — 5.7%
13	Abbott Laboratories	714
5	Allergan, Inc.	532
33	Elan Corp. plc ADR (Ireland) (a)	443
24	Merck & Co., Inc.	1,038
34	Schering-Plough Corp.	867
11	Shire plc ADR (United Kingdom)	656

		4,250

	Semiconductors & Semiconductor Equipment — 4.8%
36	Altera Corp. (a)	710
13	Hittite Microwave Corp. (a)	530
33	Intel Corp.	628
10	KLA-Tencor Corp.	533
20	Microchip Technology, Inc.	721
14	NVIDIA Corp. (a)	403

		3,525

	Software — 8.1%
54	Activision, Inc. (a)	1,027
13	ANSYS, Inc. (a)	665
16	Autodesk, Inc. (a)	609
21	Citrix Systems, Inc. (a)	660
63	Microsoft Corp.	1,764
43	Nuance Communications, Inc. (a)	662
23	Sybase, Inc. (a)	571

		5,958

	Specialty Retail — 2.8%
33	GameStop Corp., Class A (a)	1,062
22	Tiffany & Co.	1,000

		2,062

	Wireless Telecommunication Services — 1.3%
15	America Movil S.A. de C.V. ADR, Series L (Mexico)	717
11	Clearwire Corp., Class A (a)	233

		950

	Total Common Stocks (Cost $63,372)	73,665

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 15.9%
	Certificates of Deposit — 1.0%
400	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	400
375	Societe Generale, New York, FRN, 5.31%, 06/20/07	375

		775

	Corporate Notes — 2.6%
300	Alliance and Leicester plc, FRN, 5.33%, 04/30/08	300
400	American Express Credit Corp., FRN, 5.32%, 06/12/07	400
250	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	250
300	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	300
300	Citigroup Global Markets Inc., FRN, 5.51%, 04/06/07	300
350	Sigma Finance Inc., FRN, 5.37%, 10/24/07	350

		1,900

	Repurchase Agreements — 11.5%
1,510	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,511, collateralized by U.S. Government Agency Mortgages	1,510
1,750	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $1,751, collateralized by U.S. Government Agency Mortgages	1,750
1,750	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,751, collateralized by U.S. Government Agency Mortgages	1,750
1,750	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $1,751, collateralized by U.S. Government Agency Mortgages	1,750
1,750	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,751, collateralized by U.S. Government Agency Mortgages	1,750

		8,510

	Time Deposit — 0.8%
600	Northern Rock plc, 5.32%, 05/15/07	600

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investments of Cash Collateral for Securities on Loan (Cost $11,785)	11,785

	Total Investments — 115.4% (Cost $75,157)	85,450
	Liabilities in Excess of Other Assets — (15.4)%	(11,428)

	NET ASSETS — 100.0%	$74,022

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$11,158
Aggregate gross unrealized depreciation		(865)

Net unrealized appreciation/depreciation		$10,293

Federal income tax cost of investments		$75,157

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 24, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 24, 2007